Financial Instruments - Fair Values and Risk Management - Summary of Sensitivity to Reasonably Possible Change in Interest Rates on that Portion of Loans and Borrowings Affected (Detail) - Market risk [member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase in basis points [member]
Disclosure of credit risk exposure [line items]
Effect on profit before tax	€ 3,155	€ 2,776	€ 3,023
Decrease in basis points [member]
Disclosure of credit risk exposure [line items]
Effect on profit before tax	€ (3,486)	€ (3,183)	€ (3,449)
Floating-rate borrowings [member] | Increase in basis points [member]
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points	+45	+45	+45
Effect on profit before tax	€ (51)	€ (71)	€ (90)
Floating-rate borrowings [member] | Decrease in basis points [member]
Disclosure of credit risk exposure [line items]
Increase/decrease in basis points	-45	-45	-45
Effect on profit before tax	€ 51	€ 71	€ 78